STOCKHOLDERS' EQUITY (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended						83 Months Ended	86 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2013	Mar. 31, 2014
Class of Stock [Line Items]
General and administrative	$ 688	$ 160	$ 1,191	$ 1,238					$ 2,899	$ 3,587
Sales and marketing	310	0	419	0					419	729
Stock-based compensation			735	1,992	30	181	34	9
Allocated Share Based Compensation Expense [Member]
Class of Stock [Line Items]
Stock-based compensation			735	1,992					2,980
Allocated Share Based Compensation Expense [Member] | Research and Development Expense [Member]
Class of Stock [Line Items]
Research and development			389	1,241					1,874
Allocated Share Based Compensation Expense [Member] | General and Administrative Expense [Member]
Class of Stock [Line Items]
General and administrative			305	751					1,065
Allocated Share Based Compensation Expense [Member] | Selling and Marketing Expense [Member]
Class of Stock [Line Items]
Sales and marketing			$ 41	$ 0					$ 41